Goodwill and other intangible assets - Summary of Carrying Amount of Other Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	$ 5,903
Amortization charge for the year	1,549	$ 1,471
Impairment losses	68	108
Balance at end of period	7,798	5,903
Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,999
Balance at end of period	2,187	1,999
Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	439
Balance at end of period	345	439
Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	328
Balance at end of period	1,974	328
Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,610
Balance at end of period	1,935	1,610
In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,527
Balance at end of period	1,357	1,527
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,333	11,621
Additions	1,134	1,394
Acquisition through business combination	2,342	31
Dispositions	(1,281)	(806)
Impairment losses	(85)	(87)
Currency translations	174	295
Other changes	(34)	(115)
Balance at end of period	14,583	12,333
Gross carrying amount [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	5,595	5,076
Additions	31	81
Transfers	1,204	1,067
Dispositions	(1,204)	(509)
Impairment losses	(37)	(73)
Currency translations	32	68
Other changes	(47)	(115)
Balance at end of period	5,574	5,595
Gross carrying amount [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,097	908
Additions	4	179
Acquisition through business combination		31
Transfers	42	78
Dispositions	(67)	(145)
Impairment losses	(18)
Currency translations	17	17
Other changes	(1)	29
Balance at end of period	1,074	1,097
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,658	1,630
Acquisition through business combination	1,972
Currency translations	7	28
Balance at end of period	3,637	1,658
Gross carrying amount [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	2,456	2,472
Additions	9
Acquisition through business combination	370
Dispositions	(9)	(160)
Impairment losses		(9)
Currency translations	115	144
Other changes		9
Balance at end of period	2,941	2,456
Gross carrying amount [member] | In process software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	1,527	1,535
Additions	1,090	1,134
Transfers	(1,246)	(1,145)
Dispositions	(1)	8
Impairment losses	(30)	(5)
Currency translations	3	38
Other changes	14	(38)
Balance at end of period	1,357	1,527
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(6,430)	(5,538)
Amortization charge for the year	(1,549)	(1,471)
Dispositions	1,277	777
Impairment losses	17	(19)
Currency translations	(67)	(107)
Other changes	(33)	(72)
Balance at end of period	(6,785)	(6,430)
Accumulated amortization [member] | Internally generated software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(3,596)	(3,031)
Amortization charge for the year	(986)	(993)
Dispositions	1,204	506
Impairment losses	12	(19)
Currency translations	(21)	(37)
Other changes		(22)
Balance at end of period	(3,387)	(3,596)
Accumulated amortization [member] | Other software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(658)	(612)
Amortization charge for the year	(102)	(146)
Dispositions	66	157
Impairment losses	5
Currency translations	(7)	(13)
Other changes	(33)	(44)
Balance at end of period	(729)	(658)
Accumulated amortization [member] | Core deposit intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(1,330)	(1,146)
Amortization charge for the year	(325)	(160)
Currency translations	(8)	(24)
Balance at end of period	(1,663)	(1,330)
Accumulated amortization [member] | Customer list and relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(846)	(749)
Amortization charge for the year	(136)	(172)
Dispositions	7	114
Currency translations	(31)	(33)
Other changes		(6)
Balance at end of period	$ (1,006)	$ (846)